OTHER OPERATING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Operating Expense Explanatory [Abstract]
Impairment loss on ships (Note 14)	$ 0	$ 16,503	$ 12,625
Impairment loss on goodwill and intangibles	0	12,119	0
Impairment loss on assets of disposal group (Note 39)	0	5,092	0
Loss on disposal of business	347	0	0
Foreign exchange loss	2,871	4,102	4,266
Other operating expenses	2,219	1,382	1,202
Other operating expense	$ 5,437	$ 39,198	$ 18,093